Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets
7.	Goodwill and Other Intangible Assets

Intangible assets subject to amortization acquired during the years ended December 31, 2013 and 2012 totaled ¥42,630 million and ¥34,196 million, which primarily consist of software of ¥37,419 million and ¥33,985 million, respectively. The weighted average amortization periods for intangible assets in total acquired during the years ended December 31, 2013 and 2012 are approximately 4 years. The weighted average amortization periods for software acquired during the years ended December 31, 2013 and 2012 are approximately 4 years.

The components of intangible assets subject to amortization at December 31, 2013 and 2012 were as follows:

	December 31, 2013		December 31, 2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥271,425	¥167,411	¥225,894	¥131,875
Customer relationships	50,792	39,957	39,615	26,938
Patented technologies	29,067	24,027	25,900	19,028
License fees	13,194	7,902	20,142	14,573
Other	32,319	16,094	22,776	9,382

	¥396,797	¥255,391	¥334,327	¥201,796

Aggregate amortization expense for the years ended December 31, 2013, 2012 and 2011 was ¥52,015 million, ¥46,160 million and ¥51,164 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥46,573 million in 2014, ¥31,898 million in 2015, ¥21,241 million in 2016, ¥12,464 million in 2017, and ¥7,371 million in 2018.

Intangible assets not subject to amortization other than goodwill at December 31, 2013 and 2012 were not significant.

For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.

The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2013 and 2012 were as follows:

	Year ended December 31, 2013
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥111,348	¥12,674	¥6,821	¥130,843
Goodwill acquired during the year	4,083	—	—	4,083
Translation adjustments and other	23,981	1,203	1,530	26,714

Balance at end of year	¥139,412	¥13,877	¥8,351	¥161,640

	Year ended December 31, 2012
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥102,060	¥12,088	¥4,873	¥119,021
Goodwill acquired during the year	—	—	961	961
Translation adjustments and other	9,288	586	987	10,861

Balance at end of year	¥111,348	¥12,674	¥6,821	¥130,843